Shareholder Report, Average Annual Return (Details)	12 Months Ended	43 Months Ended	49 Months Ended	60 Months Ended	73 Months Ended	85 Months Ended	97 Months Ended	113 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000169559
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia International Equity Income ETF
C000169560
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia U.S. Equity Income ETF
C000193701
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Diversified Fixed Income Allocation ETF
C000202583
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Multi-Sector Municipal Income ETF
C000213611
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Research Enhanced Core ETF
C000213612
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Research Enhanced Value ETF
C000230513
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Short Duration Bond ETF
C000234649
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Technology ETF
Without Sales Load [Member] | C000169559
Average Annual Return [Line Items]
Average Annual Return, Percent	27.87%			16.12%				9.07%
Without Sales Load [Member] | C000169560
Average Annual Return [Line Items]
Average Annual Return, Percent	5.27%			16.25%				11.77%
Without Sales Load [Member] | C000193701
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%			0.77%			2.52%
Without Sales Load [Member] | C000202583
Average Annual Return [Line Items]
Average Annual Return, Percent	4.51%			1.36%		2.95%
Without Sales Load [Member] | C000213611
Average Annual Return [Line Items]
Average Annual Return, Percent	22.15%			19.10%	17.31%
Without Sales Load [Member] | C000213612
Average Annual Return [Line Items]
Average Annual Return, Percent	12.21%			16.04%	11.77%
Without Sales Load [Member] | C000230513
Average Annual Return [Line Items]
Average Annual Return, Percent	7.06%		2.40%
Without Sales Load [Member] | C000234649
Average Annual Return [Line Items]
Average Annual Return, Percent	33.55%	15.90%
MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent	23.03%			12.33%				8.62%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%			16.74%				14.82%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)			1.71%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.17%			1.16%		2.64%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.14%			17.05%	16.16%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.14%			17.05%	16.16%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%		(0.44%)
MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	22.64%	11.92%
Solactive GFS Developed Markets ex NA Large & Mid Cap Value Style USD Index (Net) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GFS Developed Markets ex NA Large & Mid Cap Value Style USD Index (Net) (TR)
Average Annual Return, Percent	31.08%			17.96%				10.05%
MSCI EAFE Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net)
Average Annual Return, Percent	29.55%			16.79%				8.94%
Solactive GFS United States Large & Mid Cap Value Style USD Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GFS United States Large & Mid Cap Value Style USD Index (TR)
Average Annual Return, Percent	12.30%			15.92%				10.95%
MSCI USA Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Value Index
Average Annual Return, Percent	8.79%			14.02%				10.19%
Beta Advantage® Multi-Sector Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Beta Advantage<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Multi-Sector Bond Index
Average Annual Return, Percent	8.38%			0.89%			2.67%
Beta Advantage® Multi-Sector Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Beta Advantage<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Multi-Sector Municipal Bond Index
Average Annual Return, Percent	4.77%			1.65%		3.06%
Beta Advantage® Research Enhanced U.S. Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Beta Advantage<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Research Enhanced U.S. Equity Index
Average Annual Return, Percent	23.37%			19.58%	17.72%
Beta Advantage® Research Enhanced U.S. Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Beta Advantage<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Research Enhanced U.S. Value Index
Average Annual Return, Percent	12.87%			16.38%	12.06%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.15%			14.28%	10.43%
Beta Advantage® Short Term Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Beta Advantage<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Short Term Bond Index
Average Annual Return, Percent	7.30%		2.34%
Bloomberg U.S. 1-5 Year Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Credit Index
Average Annual Return, Percent	6.28%		2.32%
S&P Global 1200 Information Technology Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Information Technology Index (Net)
Average Annual Return, Percent	38.70%	22.82%
PHLX Semiconductor Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PHLX Semiconductor Sector Index
Average Annual Return, Percent	47.45%	23.27%